Long-Term Debt - Narrative (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) term	Mar. 31, 2023 USD ($)	Nov. 30, 2021 USD ($)
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 600,000,000		$ 500,000,000
Accordion option, increase limit (up to)	$ 250,000,000
Number of options to extend | term	2
Extension period	1 year
Debt instrument, term	5 years
Line of credit facility, current borrowing capacity		$ 600,000,000
Remaining borrowing capacity		362,800,000
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Amount drawn under line of credit		230,000,000
Line of Credit | Bank Guarantee
Debt Instrument [Line Items]
Amount drawn under line of credit		$ 7,200,000
Minimum | Revolving Credit Facility
Debt Instrument [Line Items]
Commitment fee percentage (as percent)		0.20%
Minimum | London Interbank Offered Rate (LIBOR) | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)		1.25%
Minimum | Base rate | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)		0.25%
Maximum | Revolving Credit Facility
Debt Instrument [Line Items]
Commitment fee percentage (as percent)		0.35%
Maximum | London Interbank Offered Rate (LIBOR) | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)		2.00%
Maximum | Base rate | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)		1.00%